UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Reinaldo Pascual, Esq. Paul, Hastings, Janofsky & Walker LLP 600 Peachtree Street, N.E., Suite 2400 Atlanta, Georgia 30308

Registrant’s telephone number, including area code:	(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2009 - October 31, 2009

Item 1.  Reports to Stockholders.

2

THE HENSSLER
EQUITY FUND

Lighting the Way

SEMI-ANNUAL REPORT

OCTOBER 31, 2009

THE HENSSLER EQUITY FUND

3735 CHEROKEE STREET

KENNESAW, GEORGIA 30144

1-800-936-3863

WWW.HENSSLER.COM

TABLE OF CONTENTS
October 31, 2009

Letter to the Shareholders	2

Management’s Discussion on Fund Performance	3

Expenses	4

Top Ten Holdings & Asset Allocation	5

Schedule of Investments	6-10

Statement of Assets & Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	14-15

Notes to the Financial Statements	16-20

Additional Information	21

Board Considerations Relating to the Investment Advisory Agreement	22

www.henSSleR.com

LETTER TO THE SHAREHOLDERS
October 31, 2009

December 3, 2009

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (“The Fund”). The Fund’s return for the six months ended October 31, 2009 was 18.74% versus the Standard & Poor’s 500 Index (“S&P 500”)(1) being 20.02% for the same time period.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863. The Fund’s expense ratio is 1.29% for the six months ended October 31, 2009.(2)

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our Web site at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Through our Web site, we provide details each quarter on our top 10 holdings, industry allocation and other statistics. The Web site also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

The Henssler Equity Fund is more than 11 years old since we started on June 10, 1998. On behalf of our board of directors and management team, we thank many of you who invested in The Fund from its very beginning. We will continue to focus our best efforts exclusively on the one fund we manage, The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA*
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. Please read and consider this information carefully before you invest or send money. The Fund’s prospectus is available, without charge, upon request by calling toll-free 1-800-936-3863.

(1)

The S&P 500 Index by Standard & Poor’s Corp. is an unmanaged, capitalization-weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index. Unlike the S&P 500 Index, The Fund does not have any holdings in the Telecommunications sector.

(2)

The Fund’s expense ratio as of October 31, 2009, and as reported in The Fund’s prospectus dated August 28, 2009, is 1.29%. The Fund bears a pro rata share of the fees and expenses of the other funds in which each Fund invests (“Acquired Funds”). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

the henSSleR equity fund Semi-AnnuAl RepoRt – octobeR 31, 2009

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE
October 31, 2009

Because of our strong investment performance through October 31, 2009, our overall Morningstar Rating was four (4) stars by Morningstar when rated against 1,694 Large Cap Blend Funds. Morningstar proprietary ratings reflect historical risk-adjusted performance as of October 31, 2009. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year Morningstar Rating metrics.(3)

Needless to say, the last year has been very trying for all of us. Quality stocks have continued to hold up better in these volatile markets. As volatility returned to the market and many investors became wary of financial stocks amid the subprime crisis, investors moved to many of the financially strong companies that make up our portfolio. Our investment strategy remains intact. Our returns over the short and long term have been very good on a relative basis versus our peers.

Currently, we are slightly over-weighted in Consumer Staples, Consumer Discretionary, Industrials, Energy, Information Technology and Healthcare. Since the last report, we initiated new positions in AFLAC, Inc., Honda Motor Co. Ltd., McGraw-Hill Cos., Inc., Tiffany & Co., and Wells Fargo & Co.

While adding those new quality stocks, we also eliminated several positions. Stocks that we sold from The Fund during the last six months include McCormick & Co., Inc. and PACCAR, Inc. We are confident that our decisions enhanced the quality of The Fund and will contribute positively to its performance over the long term.

(3)

Morningstar proprietary ratings reflect historical risk-adjusted performance as of October 31, 2009. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating metrics. The Henssler Equity Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,694 funds in the last three years, 1,352 funds over the past five-years and 681 funds over the past 10 years. With respect to these Large Blend funds, The Henssler Equity Fund received a Morningstar Rating of four stars for the three-year period, four stars for the five-year period and four stars for the 10-year period. The Henssler Equity Fund received an overall Morningstar rating of four stars. Past performance is no guarantee of future results.

*	CFA Institute mark is a trademark owned by the CFA Institute.

EXPENSES
(Unaudited)	October 31, 2009

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2009 to October 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expense Paid
	Beginning Account	Ending Account	During Period*
	Value at	Value at	May 1, 2009 Through
	May 1, 2009	October 31, 2009	October 31, 2009
Actual Fund Return	$1,000	$1,187	$7.12
Hypothetical Fund Return	$1,000	$1,019	$6.57

*

Expenses are equal to The Fund’s annualized expense ratio of 1.29%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 18.74% for the six-month period of May 1, 2009 to October 31, 2009.

TOP TEN HOLDINGS & ASSET ALLOCATION
(Unaudited)	October 31, 2009

Top Ten Holdings*

(% of Net Assets)

Teva Pharmaceutical Industries Ltd.	3.75%
Johnson & Johnson	3.69%
Apache Corp.	3.55%
Walgreen Co.	3.20%
Apple, Inc.	3.18%
International Business Machines Corp.	2.97%
Emerson Electric Co.	2.94%
Cisco Systems, Inc.	2.83%
General Electric Co.	2.80%
Illinois Tool Works, Inc.	2.78%
31.69%

Asset Allocation*

(% of Net Assets)

Information Technology	19.13%
Industrials	13.29%
Healthcare	13.26%
Consumer Discretionary	11.55%
Financials	11.25%
Consumer Staples	10.27%
Energy	10.04%
Exchange Traded Funds	6.32%
Communications	1.65%
Utilities	1.18%
Cash and Cash Equivalents	2.06%
100.00%

* These allocations may not reflect the current or future position of The Fund.

SCHEDULE OF INVESTMENTS
(Unaudited)	October 31, 2009

	Shares	Value
COMMON STOCKS - 91.62%
Communications - 1.65%
Media - 1.65%
The McGraw-Hill Cos, Inc.	67,000	$1,928,260

Total Communications		1,928,260

Consumer Discretionary - 11.55%
Auto Manufacturers - 1.04%
Honda Motor Co. Ltd.-ADR	39,000	1,207,830

Multimedia - 2.64%
The Walt Disney Co.	112,825	3,088,020

Retail - Jewelry - 1.53%
Tiffany & Co.	45,500	1,787,695

Retail - Apparel - 1.25%
V.F. Corp.	20,500	1,456,320

Retail - Building Products - 1.09%
Lowe’s Companies, Inc.	65,100	1,274,007

Retail - Major Department Stores - 2.92%
Costco Wholesale Corp.	28,000	1,591,800
Wal-Mart Stores, Inc.	36,700	1,823,256
		3,415,056
Retail - Restaurant - 1.08%
McDonald’s Corp.	21,500	1,260,115

Total Consumer Discretionary		13,489,043

Consumer Staples - 10.27%
Beverages - Non-alcoholic - 1.87%
PepsiCo, Inc.	35,975	2,178,286

Consumer Products - Miscellaneous - 2.06%
Church & Dwight Co., Inc.	42,400	2,411,712

Cosmetics & Toiletries - 1.90%
The Procter & Gamble Co.	38,300	2,221,400

Food - Diversified - 1.24%
H.J. Heinz Co. Ltd.	36,000	1,448,640

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Retail - Drug Stores - 3.20%
Walgreen Co.	98,670	$3,732,686

Total Consumer Staples		11,992,724

Energy - 10.04%
Oil & Gas - 5.78%
Apache Corp.	44,100	4,150,692
Murphy Oil Corp.	42,500	2,598,450
		6,749,142
Oil Company - Integrated - 4.26%
Exxon Mobil Corp.	42,114	3,018,310
Total S.A.-ADR	32,500	1,952,275
		4,970,585

Total Energy		11,719,727

Financials - 11.25%
Commercial Banks - Southern U.S. - 1.76%
Cullen/Frost Bankers, Inc.	44,000	2,058,760

Finance - Credit Card - 1.91%
American Express Co.	64,000	2,229,760

Insurance - 1.25%
Aflac, Inc.	35,100	1,456,299

Investment Management & Advisory Services - 2.65%
T. Rowe Price Group, Inc.	63,600	3,099,228

Money Center Banks - 3.68%
The Bank of New York Mellon Corp.	77,775	2,073,482
Wells Fargo & Co.	80,600	2,218,112
		4,291,594

Total Financials		13,135,641

Healthcare - 13.26%
Healthcare Equipment & Supplies - 2.33%
Medtronic, Inc.	32,500	1,160,250
Varian Medical Systems, Inc.(1)	38,200	1,565,436
		2,725,686
Medical - Drugs - 3.75%
Teva Pharmaceutical Industries Ltd.-ADR	86,675	4,375,354

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Medical - Instruments - 1.41%
Stryker Corp.	35,800	$1,646,800

Medical - Products - 5.77%
Alcon, Inc.	7,265	1,037,369
Baxter International, Inc.	25,700	1,389,342
Johnson & Johnson	73,070	4,314,784
		6,741,495

Total Healthcare		15,489,335

Industrials - 13.29%
Aerospace & Defense - 0.95%
The Boeing Co.	23,350	1,116,130

Diversified Industrials - 6.93%
3M Co.	21,500	1,581,755
General Electric Co.	229,035	3,266,039
Illinois Tool Works, Inc.	70,600	3,241,952
		8,089,746
Electric Products - 2.94%
Emerson Electric Co.	91,000	3,435,250

Engineering & Construction - 0.84%
Fluor Corp.	22,000	977,240

Transportation Services - 1.63%
C.H. Robinson Worldwide, Inc.	34,500	1,901,295

Total Industrials		15,519,661

Information Technology - 19.13%
Business Software & Services - 2.67%
Accenture PLC	34,800	1,290,384
Jack Henry & Associates, Inc.	79,500	1,834,065
		3,124,449
Computer - Micro - 6.15%
Apple, Inc.(1)	19,700	3,713,450
International Business Machines Corp.	28,800	3,473,568
		7,187,018
Computer Software - 2.61%
ANSYS, Inc.(1)	75,000	3,043,500

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Data Processing & Management - 2.03%
Automatic Data Processing, Inc.	59,500	$2,368,100

Internet - 1.44%
Google, Inc., Class A(1)	3,130	1,678,056

Networking Products - 2.83%
Cisco Systems, Inc.(1)	144,500	3,301,825

Software - 1.40%
Oracle Corp.	77,500	1,635,250

Total Information Technology		22,338,198

Utilities - 1.18%
Electric - 1.18%
Southern Co.	44,300	1,381,717

Total Utilities		1,381,717

TOTAL COMMON STOCKS (COST $89,207,787)		106,994,306

EXCHANGE TRADED FUNDS - 6.32%
Chemical - Diversified - 2.18%
Materials Select Sector SPDR Fund	87,100	2,551,159

Money Center Banks - 2.25%
iShares Dow Jones U.S. Regional Banks Index Fund	133,500	2,629,950

Oil Company - Integrated - 1.89%
Energy Select Sector SPDR Fund	39,800	2,203,328

TOTAL EXCHANGE TRADED FUNDS (COST $6,182,537)		7,384,437

SHORT TERM INVESTMENTS - 2.04%
Fifth Third Institutional Money Market Fund, 7 Day Yield, 0.13%	2,383,512	2,383,512

TOTAL SHORT TERM INVESTMENTS (COST $2,383,512)		2,383,512

The accompanying notes are an integral part of these financial statements.

Value
TOTAL INVESTMENTS (99.98%) (COST $97,773,836)	$116,762,255

OTHER ASSETS IN EXCESS OF LIABILITIES (0.02%)	24,461

TOTAL NET ASSETS (100.00%)	$116,786,716

(1) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

PLC - Public Limited Company.

S.A. - Generally designates corporations in various countries, mostly those in civil law.

SPDR - Standard & Poor’s 500 Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS & LIABILITIES
(Unaudited)	October 31, 2009

Assets:
Investments, at market value (cost $97,773,836)	$116,762,255
Receivables:
Fund shares sold	48,967
Dividends and interest	104,861
Prepaid insurance	13,690
Total assets	116,929,773

Liabilities:
Payables:
Fund shares redeemed	14,839
Operating service fees due to adviser	70,866
Advisory fees due to adviser	48,630
Officers’ fees	2,957
Directors’ fees	5,765
Total liabilities	143,057

Net Assets	$116,786,716

Net Assets Consist of:
Common stock	$970
Paid-in capital	103,865,561
Accumulated undistributed net investment income	1,185,606
Accumulated net realized loss on investments	(7,253,840)
Net unrealized appreciation in value of investments	18,988,419

Net Assets	$116,786,716

Shares of beneficial interest outstanding of $0.0001 value per share, 100,000,000 shares authorized	9,703,847

Net Asset Value, offering and redemption price per share ($116,786,716/9,703,847)	$12.04

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
(Unaudited)	For the Six Months Ended October 31, 2009

Investment Income:
Interest	$4,081
Dividends (net of foreign withholding taxes of $24,949)	1,007,809
Total investment income	1,011,890

Expenses:
Operating service fees	357,225
Advisory fees	255,160
CCO compensation fees	19,872
Insurance fees	14,117
Directors’ fees	12,266
Total expenses	658,640

Net Investment Income	353,250

Realized and Unrealized Gain on Investments:
Net realized gain on investment securities	1,223,943
Net change in unrealized appreciation on investment securities	15,255,275
Net gain on investment securities	16,479,218

Net Increase in Net Assets Resulting from Operations	$16,832,468

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
October 31, 2009

	For the Six Months Ended October 31, 2009(1)	For the Year Ended April 30, 2009(2)
Operations:
Net investment income	$353,250	$832,362
Net realized gain/(loss) on investment securities	1,223,943	(8,385,685)
Net change in unrealized appreciation on investment securities	15,255,275	(27,571,341)
Net increase/(decrease) in net assets resulting from operations	16,832,468	(35,124,664)

Distributions to Shareholders From:
Net investment income	—	(83,638)
Net realized gains	—	(1,243,772)
Net decrease in net assets from distributions	—	(1,327,410)

Capital Share Transactions:
Proceeds from sale of shares	26,196,155	30,926,707
Reinvested dividends	—	1,185,614
Cost of shares redeemed	(8,435,848)	(24,095,972)
Net increase in net assets from capital share transactions	17,760,307	8,016,349

Net Increase/(Decrease) in Net Assets	34,592,775	(28,435,725)

Net Assets:
Beginning of period	82,193,941	110,629,666
End of period(2)	$116,786,716	$82,193,941

(1) Unaudited.
(2) Includes accumulated undistributed net investment income of:	$1,185,606	$832,356

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the		For the
	Six Months Ended		Year Ended
	October 31, 2009(1)		April 30, 2009
Net Asset Value, Beginning of Period	$10.14		$15.05

Income/(Loss) from Investment Operations:
Net investment income(2)	0.04		0.11
Net gain/(loss) on securities (both realized and unrealized(2)	1.86		(4.85)
Total from investment operations	1.90		(4.74)

Distributions:
From net investment income	—		(0.01)
From net realized capital gains	—		(0.16)
Total distributions	—		(0.17)

Net Asset Value, End of Period	$12.04		$10.14

Total Return	18.74	%(3)	(31.49)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000s)	$116,787		$82,194
Ratio of expenses to average net assets	1.29	%(4)	1.29%
Ratio of net investment income to average net assets	0.69	%(4)	0.91%
Portfolio turnover rate	8	%(3)	35%

(1) Unaudited.

(2) Per share amounts calculated based on the average daily shares outstanding during the period.

(3) Not annualized.

(4) Annualized.

The accompanying notes are an integral part of these financial statements.

October 31, 2009

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2008	April 30, 2007	April 30, 2006	April 30, 2005
Net Asset Value, Beginning of Period	$16.22	$14.99	$13.80	$13.47

Income/(Loss) from Investment Operations:
Net investment income(2)	0.07	0.07	0.08	0.08
Net gain/(loss) on securities (both realized and unrealized(2)	0.27	1.79	1.34	0.32
Total from investment operations	0.34	1.86	1.42	0.40

Distributions:
From net investment income	(0.06)	(0.14)	(0.04)	(0.07)
From net realized capital gains	(1.45)	(0.49)	(0.19)	—
Total distributions	(1.51)	(0.63)	(0.23)	(0.07)

Net Asset Value, End of Period	$15.05	$16.22	$14.99	$13.80

Total Return	1.94%	12.57%	10.31%	2.93%

Ratios/Supplemental Data:
Net Assets, end of period (in 000s)	$110,630	$116,356	$135,794	$131,830
Ratio of expenses to average net assets	1.28%	1.31%	1.29%	1.30%
Ratio of net investment income to average net assets	0.42%	0.48%	0.52%	0.58%
Portfolio turnover rate	53%	23%	58%	31%

NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)	October 31, 2009

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a)              Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”). Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b)             Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

As of April 30, 2009, The Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, The Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

c)              Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)             Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)              Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)	October 31, 2009

f)                New Accounting Pronouncements — In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (“GAAP”) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on the Company’s financial position or results of operation.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

g)             Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

h)             Fair Value Measurements and Disclosures — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to make valuation decisions, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the received reporting period end. The designated input levels are not necessarily an indication of the perceived risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including The Fund’s own assumptions in determining the fair value of investments)

NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)	October 31, 2009

The following is a summary of the inputs used to value The Fund’s investments as of October 31, 2009.

Valuation Inputs Investments	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Common Stocks	$106,994,306	—
Exchange Traded Funds	7,384,437	—
Short Term Investments	2,383,512	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$116,762,255	—

*                 Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the six months ended October 31, 2009, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

2.     CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	For the Six Months Ended October 31, 2009	For the Year Ended April 30, 2009
Shares Sold	2,337,373	2,721,441
Distributions Reinvested	—	115,107
Less Shares Redeemed	(740,010)	(2,081,374)
Net Increase	1,597,363	755,174

3.     FEDERAL INCOME TAXES AND DISTRIBUTIONS

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at October 31, 2009 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$22,604,159
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(3,807,690)
Net unrealized appreciation	$18,796,469
Tax Cost	$97,965,786

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)	October 31, 2009

Classifications of Distributions

Net investment income/(loss) and net realized capital gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized capital gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized capital gain was recorded by The Fund. For the fiscal year ended April 30, 2009, The Fund reclassified permanent differences in the amount of $10 from undistributed net investment income to accumulated capital gain/(loss).

The tax character of the distributions paid by The Fund for the fiscal year ended April 30, 2009, was as follows:

Distributions paid from:

Ordinary Income	$280,920
Long-Term Capital Gain	1,046,490
Total	$1,327,410

Post October Loss: Under the current tax law, capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2009, The Fund elected to defer capital losses occurring between November 1, 2008 and April 30, 2009 in the amount of $7,432,953.

Capital Loss Carryforwards: At April 30, 2009, The Fund had available for Federal income tax purposes unused capital losses of $806,140, which expire April 30, 2017. Capital loss carryforwards are available to offset future realized capital gains. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount will not be distributed to shareholders.

4.     ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. For the six months ended October 31, 2009, the Adviser earned advisory fees of $255,160. At October 31, 2009, The Fund owed the Adviser $48,630 for investment management services.

The Fund has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Funds chief compliance officer, and extraordinary expenses. The Fund’s independent directors are each paid an annual fee of $8,000 per year, together with such directors’ actual out-of-pocket expenses associated with attendance at meetings. The

NOTES TO THE FINANCIAL STATEMENTS
(Unaudited)	October 31, 2009

annual fees are payable in four equal quarterly installments and are paid as of the date of each quarterly meeting of the Board of Directors of The Fund. For the six months ended October 31, 2009, the Fund incurred independent directors’ fees, insurance premiums, and chief compliance officer fees of $12,266, $14,117 and $19,872, respectively. Pursuant to the Serving Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund’s daily net assets. For the six months ended October 31, 2009, the Adviser earned fees of $357,225. At October 31, 2009, the Fund owed the Adviser $70,866 for operating service fees.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing and record keeping services.

The Fund and the Adviser have entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of shares of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

5.     INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the six months ended October  31, 2009, were as follows:

Purchases	$24,870,010
Sales	$7,592,501

6.     REVOLVING LINE OF CREDIT

Revolving Credit Agreement — The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank. Borrowings under this arrangement are secured by investments held in The Fund’s portfolio and bear interest at the Federal Funds Rate of Fifth Third Bank in effect on the day the loan is made plus 1.50%. As of October 31, 2009, there was no outstanding balance.

7.     BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2009, Charles Schwab & Co. and Taynik & Co., owned of record, in aggregate, more than 27.99% and 32.74% of The Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

ADDITIONAL INFORMATION
(Unaudited)	October 31, 2009

1.     N-Q DISCLOSURE

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For The Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q will be available on the SEC’s Web site at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2.     PROXY PROCEDURES

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies related to securities (“portfolio proxies”) held by the Portfolio. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s Web site at www.sec.gov. In addition, The Fund will be required to file a Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s Web site at www.sec.gov.

3.     DIRECTORS AND OFFICERS

The business affairs of The Fund are managed under the direction of The Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of The Fund is included in the Company’s Annual Report for the fiscal year ended April 30, 2009. Directors who are not deemed to be “interested persons” of The Fund as defined in the 1940 Act, are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about The Fund’s Board of Directors and is available, without charge, upon request by calling toll-free 1-800-936-3863.

4.     SUBSEQUENT EVENTS

Management has evaluated subsequent events in the preparation of The Fund’s financial statements through December 21, 2009, which is the date the financial statements will be issued.

BOARD CONSIDERATIONS RELATING TO THE INVESTMENT ADVISORY AGREEMENT
(Unaudited)	October 31, 2009

The Independent Directors of The Fund met on June 26, 2009, to review the Investment Advisory Agreement and various information requested from and provided by the Adviser. The Board then discussed the factors considered by the Independent Directors including, without limitation, the following:

(i)             The nature, extent and quality of the services provided by the Adviser. In this regard, the Board reviewed the services being provided by the Adviser to The Fund, including, without limitation, its investment advisory and administrative services since The Fund’s inception, and its coordination of services and marketing efforts for The Fund. After reviewing the foregoing information, the Board concluded that the nature, extent and quality of the services provided by the Adviser were satisfactory and adequate for The Fund.

(ii)          The investment performance of The Fund and Adviser. In this regard, the Board compared the performance of The Fund with the performance of benchmark index and comparable funds managed by the other advisers. The Board also considered the consistency of the Adviser’s management of The Fund with The Fund’s investment objective and policies (i.e., no “style drift”), and long-term performance of The Fund. Following further consideration and discussion of the foregoing information, the Board concluded that the investment performance of The Fund and the Adviser was satisfactory.

(iii)       The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with The Fund. In this regard, the Board considered the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to The Fund and the Adviser by the principals of the Adviser; the asset levels of The Fund, and the overall actual expenses of The Fund relative to the fees received by the Adviser under both the Advisory and Operating Services Agreements. The Board compared the fees and expenses of The Fund to other funds comparable to The Fund in terms of the type of fund, the style of investment management and the nature of the investment strategy, and markets invested in, among other factors. It was noted that some comparative funds listed were part of larger fund families that have the ability to spread costs across all its funds. Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by The Fund were fair and reasonable.

(iv)      The extent to which economies of scale would be realized as The Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of The Fund’s investors. In this regard, the Board considered The Fund’s fee arrangements with the Adviser and The Fund’s fee arrangements with other service providers. The Board also considered that the actual operating expenses of The Fund had historically exceeded the amounts paid to the Adviser pursuant to the Operating Services Agreement. The Board determined that with the history of The Fund since inception, and in consideration of an operating services arrangement in which the Adviser is responsible for Fund operating expenses, The Fund’s fee arrangements with the Adviser continue to benefit The Fund’s investors, and it would be premature to consider potential changes, if any, to the fee structure.

Based upon its evaluation of the information, materials and factors described above, the Independent Directors concluded for The Fund: (i) that the terms of the Investment Advisory Agreement were reasonable and fair; (ii) that they were satisfied with the Adviser’s services, personnel and investment strategy, and (iii) that it was in the best interest of The Fund and its investors to renew the Investment Advisory Agreement.

NOTES

NOTES

ADVISER

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

DISTRIBUTOR

ALPS Distributors, Inc.

P.O. Box 8796

Denver, Colorado 80201

CUSTODIAN

Fifth Third Bank, N.A.

38 Fountain Square Plaza

Cincinnati, Ohio 45263

TRANSFER, RECEPTION,

AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

P.O. Box 8796

Denver, Colorado 80201

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway

Suite 1100

Westlake, Ohio 44145-1594

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street NE

Suite 2400

Atlanta, Georgia 30308

Item 2.                                     Code of Ethics.

Not applicable to this report.

Item 3.                                     Audit Committee Financial Expert.

Not applicable to this report.

Item 4.                                     Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.                                     Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                     Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                                     Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.                               Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.                               Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in

3

Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                         Exhibits.

(a)(1)              Not applicable.

(a)(2)              The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)              Not applicable.

(b)                           The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	January 4, 2010

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer (Principal Financial Officer)

Date:	January 4, 2010

5